BUSINESS SEGMENTS AND GEOGRAPHIC AREAS - Business Segments (Detail) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Aug. 31, 2012	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Net Sales			$ 2,982.5	$ 2,878.9	$ 2,860.1	$ 2,617.1	$ 2,880.6	$ 2,730.8	$ 2,830.0	$ 2,448.1	$ 11,338.6	$ 10,889.5	$ 10,022.4
Segment Profit											1,684.2	1,467.1	1,435.2
Corporate overhead											(177.4)	(254.0)	(252.3)
Other-net											(239.7)	(283.9)	(296.3)
Restructuring charges and asset impairments											(18.8)	(173.7)	(174.1)
(Gain) loss on debt extinguishment	$ 42.8	$ 45.5									(0.1)	20.6	45.5
Interest income											13.6	12.8	10.1
Interest expense											(177.2)	(160.1)	(144.0)
Earnings from continuing operations before income taxes											1,084.8	587.6	533.1
Capital and Software Expenditures											291.0	340.3	372.9
Depreciation And Amortization excluding Discontinued Operations											449.8	441.3	445.3
Total Assets			(15,849.1)				(16,535.1)				(15,849.1)	(16,535.1)	(15,844.0)
Construction and Do It Yourself
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs											4.0	18.0	46.0
Net Sales											7,033.0	6,705.0	6,413.0
Segment Profit											1,074.4	951.7	905.8
Capital and Software Expenditures											183.0	196.1	230.0
Depreciation And Amortization excluding Discontinued Operations											193.9	191.7	172.7
Securities Industry [Member]
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs											7.0	38.0	41.0
Capital and Software Expenditures											27.9	79.8	64.2
Depreciation And Amortization excluding Discontinued Operations											127.8	132.1	143.0
Industrial Segment
Segment Reporting Information [Line Items]
Business Combination, Integration Related Costs											4.0	20.0	4.0
Capital and Software Expenditures											74.3	61.2	65.2
Depreciation And Amortization excluding Discontinued Operations											122.5	110.5	84.6
Corporate Assets
Segment Reporting Information [Line Items]
Total Assets			(222.4)				(630.5)				(222.4)	(630.5)	(206.9)
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Total Assets			(16,042.0)				(17,028.7)				(16,042.0)	(17,028.7)	(15,310.3)
Continuing Operations [Member] | Construction and Do It Yourself
Segment Reporting Information [Line Items]
Total Assets			(8,568.2)				(9,004.9)				(8,568.2)	(9,004.9)	(8,693.6)
Continuing Operations [Member] | Securities Industry [Member]
Segment Reporting Information [Line Items]
Net Sales											2,261.2	2,295.9	2,259.3
Segment Profit											259.2	235.2	301.5
Total Assets			(3,972.0)				(4,355.5)				(3,972.0)	(4,355.5)	(4,429.3)
Continuing Operations [Member] | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales											2,044.4	1,888.6	1,350.1
Segment Profit											350.6	280.2	227.9
Total Assets			(3,501.8)				(3,668.3)				(3,501.8)	(3,668.3)	(2,187.4)
Discontinued operations
Segment Reporting Information [Line Items]
Capital and Software Expenditures											5.8	3.2	13.5
Depreciation And Amortization excluding Discontinued Operations											5.6	7.0	45.0
Total Assets			$ (29.5)				$ (136.9)				$ (29.5)	$ (136.9)	$ (326.8)